Schedule of Notes Payable (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Less debt discount	$ (408,679)	$ (107,356)
Total, net of discount	1,101,321	762,644
Total, net of discount	1,101,321	762,644
Related Party Demand Notes [Member]
Short-Term Debt [Line Items]
Related party demand notes	770,000	770,000
Demand Notes [Member]
Short-Term Debt [Line Items]
Related party demand notes	410,000	100,000
Convertible Debentures [Member]
Short-Term Debt [Line Items]
Related party demand notes	$ 330,000